Accrued Expenses (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses [Line Items]
Marketing expenses	$ 141,000
Sponsor Agreement [Member]
Accrued Expenses [Line Items]
Expense relating to agreements		$ 374,325	$ 353,931
Sponsor Agreement [Member] | Minimum [Member]
Accrued Expenses [Line Items]
Sponsorship agreements term		2 years
Payments for agreements		$ 103,000
Sponsor Agreement [Member] | Maximum [Member]
Accrued Expenses [Line Items]
Sponsorship agreements term		4 years
Payments for agreements		$ 216,000